INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

As of December 31, 2014 and 2015, the Group had the following amounts related to the intangible assets:

		December 31, 2014				December 31, 2015
	Weighted average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Patents	10 years	280,974	(138,507)	-	142,467	268,393	(155,611)	-	112,782
Trademark	10 years	328,619	(111,391)	-	217,228	310,787	(135,756)	-	175,031

		$609,593	$(249,898)	$-	$359,695	$579,180	$(291,367)	$-	$287,813

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates.

No impairment loss on intangible assets was recorded during the years ended December 31, 2013, 2014 and 2015.

The Group recorded amortization expense as follows:

	Year ended December 31,
	2013	2014	2015

General and administrative expense	$51,316	$57,687	$57,807